Adjusting items - Narrative (Details) £ in Millions, $ in Millions	1 Months Ended	6 Months Ended			12 Months Ended		30 Months Ended
	Dec. 31, 2028 GBP (£)	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2026 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2027 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Adjusting items included in profit from operations		£ (4,266)		£ (5,069)
Expense of restructuring activities		228			£ 482
Restructuring		370		13
Impairment loss recognised in profit or loss, goodwill		0		72
Other adjusting items which have been adjusted within other operating expenses		32		8
Gains (losses) on litigation settlements		171		30
Credit in respect of the Canada Approved Plans		£ (38)		£ (575)
Actuarial assumption of discount rates		3.86%		3.79%	3.86%
ITG Brands
Disclosure of attribution of expenses by nature to their function [line items]
Credit in respect of settlement of historical litigations with ITG brands		£ 149	$ 200	£ 0
Peru
Disclosure of attribution of expenses by nature to their function [line items]
Impairment loss recognised in profit or loss, goodwill		0		72
Romania
Disclosure of attribution of expenses by nature to their function [line items]
Credit in respect of Romania's other taxes		£ (2)		(22)
Canada
Disclosure of attribution of expenses by nature to their function [line items]
Percentage of net income after taxes used for adjustment		85.00%	85.00%			100.00%
Other adjusting items which have been adjusted within other operating expenses		£ 575
Payment period		40 years	40 years
Other non-current provisions		£ 2,752			£ 2,752	£ 2,794
Canada | Six months
Disclosure of attribution of expenses by nature to their function [line items]
Trade and other payables		83			£ 83
Trademarks and similar intangibles
Disclosure of attribution of expenses by nature to their function [line items]
Amortisation and impairment of trademarks and similar intangibles		£ 796		804
Trademarks and similar intangibles | Top of range
Disclosure of attribution of expenses by nature to their function [line items]
Intangibles assets expected useful lives		30 years	30 years
Adj items
Disclosure of attribution of expenses by nature to their function [line items]
Adjusting items included in profit from operations		£ (1,160)		£ (325)
Restructuring							£ 459
Forecast
Disclosure of attribution of expenses by nature to their function [line items]
Business combination restructuring and integration costs, cash items							620
Anticipated Cost Savings From Restructuring Plan	£ 100
Restructuring							950
Business combination restructuring and integration costs, non-cash items							330
Forecast | Adj items
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring							£ 840